John Hancock Variable Insurance Trust

Supplement dated November 4, 2013

to the Prospectus dated April 29, 2013

Lifestyle Balanced PS Series

Lifestyle Conservative PS Series

Lifestyle Growth PS Series

Lifestyle Moderate PS Series

(collectively, the "Lifestyle PS Series")

Lifestyle Balanced PS Series

The information found under "Annual Fund Operating Expenses" has been amended and restated as follows:

Share Class	Management Fee[1]	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses[2]	Total Annual Fund Operating Expenses	Contractual Expense Reimbursement[3]	Total Annual fund Operating Expenses after Expense Reimbursements[4]
Series I5	0.04%	0.05%	0.06%	0.74%	0.89%	-0.02%	0.87%
Series II	0.04%	0.25%	0.06%	0.74%	1.09%	-0.02%	1.07%
Series NAV[5]	0.04%	0.00%	0.06%	0.74%	0.84%	-0.02%	0.82%

[1] "Management fee" has been restated to reflect the contractual management fee schedule effective October 1, 2013.

[2] "Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Annual Fund Operating Expenses". The Total Annual Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

[3] The Advisor has contractually limited other fund level expenses to 0.04%. These expenses consist of operating expenses of the fund, excluding advisory fees, 12b-1 fees, short dividends, acquired fund fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The current expense limitation agreement expires on April 30, 2015 unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

[4] Effective October 10, 2013, the underlying funds for the Lifestyle Balanced PS Series were changed from primarily actively managed funds to primarily passively managed funds. This change is expected to have the effect of reducing "Acquired Fund Fees and Expenses" from 0.74% to 0.56% and "Total Annual Fund Operating Expenses after Expense Reimbursement" from 0.87% to 0.69% for Series I, from 1.07% to 0.89% for Series II and from 0.82% to 0.64% for Series NAV.

[5] For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2012, expenses are estimated.

Lifestyle Conservative PS Series

The information found under "Annual Fund Operating Expenses" has been amended and restated as follows:

Share Class	Management Fee[1]	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses[2]	Total Annual Fund Operating Expenses	Contractual Expense Reimbursement[3]	Total Annual Fund Operating Expenses after Expense Reimbursements[4]
Series I5	0.04%	0.05%	0.15%	0.69%	0.93%	-0.11%	0.82%
Series II	0.04%	0.25%	0.15%	0.69%	1.13%	-0.11%	1.02%
Series NAV[5]	0.04%	0.00%	0.15%	0.69%	0.88%	-0.11%	0.77%

[1] "Management fee" has been restated to reflect the contractual management fee schedule effective October 1, 2013.

[2] "Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Annual Fund Operating Expenses". The Total Annual Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

[3] The Advisor has contractually limited other fund level expenses to 0.04%. These expenses consist of operating expenses of the fund, excluding advisory fees, 12b-1 fees, short dividends, acquired fund fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The current expense limitation agreement expires on April 30, 2015 unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

[4] Effective October 10, 2013, the underlying funds for the Lifestyle Conservative PS Series were changed from primarily actively managed funds to primarily passively managed funds. This change is expected to have the effect of reducing "Acquired Fund Fees and Expenses" from 0.69% to 0.60% and "Total Annual Fund Operating Expenses after Expense Reimbursement" from 0.82% to 0.73% for Series I, from 1.02% to 0.93% for Series II and from 0.77% to 0.68% for Series NAV.

[5] For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2012, expenses are estimated.

Lifestyle Growth PS Series

The information found under "Annual Fund Operating Expenses" has been amended and restated as follows:

Share Class	Management Fee[1]	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses[2]	Total Annual Fund Operating Expenses	Contractual Expense Reimbursement[3]	Total Annual Fund Operating Expenses after Expense Reimbursements[4]
Series I5	0.04%	0.05%	0.06%	0.77%	0.92%	-0.02%	0.90%
Series II	0.04%	0.25%	0.06%	0.77%	1.12%	-0.02%	1.10%
Series NAV[5]	0.04%	0.00%	0.06%	0.77%	0.87%	-0.02%	0.85%

[1] "Management fee" has been restated to reflect the contractual management fee schedule effective October 1, 2013.

[2] "Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Annual Fund Operating Expenses". The Total Annual Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

[3] The Advisor has contractually limited other fund level expenses to 0.04%. These expenses consist of operating expenses of the fund, excluding advisory fees, 12b-1 fees, short dividends, acquired fund fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The current expense limitation agreement expires on April 30, 2015 unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

[4] Effective October 10, 2013, the underlying funds for the Lifestyle Growth PS Series were changed from primarily actively managed funds to primarily passively managed funds. This change is expected to have the effect of reducing "Acquired Fund Fees and Expenses" from 0.77% to 0.53% and "Total Annual Fund Operating Expenses after Expense Reimbursement" from 0.90% to 0.66% for Series I, from 1.10% to 0.86% for Series II and from 0.85% to 0.61% for Series NAV.

[5] For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2012, expenses are estimated.

Lifestyle Moderate PS Series

The information found under "Annual Fund Operating Expenses" has been amended and restated as follows:

Share Class	Management Fee[1]	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses[2]	Total Annual Fund Operating Expenses	Contractual Expense Reimbursement[3]	Total Annual Fund Operating Expenses after Expense Reimbursements[4]
Series I5	0.04%	0.05%	0.11%	0.72%	0.92%	-0.07%	0.85%
Series II	0.04%	0.25%	0.11%	0.72%	1.12%	-0.07%	1.05%
Series NAV[5]	0.04%	0.00%	0.11%	0.72%	0.87%	-0.07%	0.80%

[1] "Management fee" has been restated to reflect the contractual management fee schedule effective October 1, 2013.

[2] "Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Annual Fund Operating Expenses". The Total Annual Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

[3] The Advisor has contractually limited other fund level expenses to 0.04%. These expenses consist of operating expenses of the fund, excluding advisory fees, 12b-1 fees, short dividends, acquired fund fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The current expense limitation agreement expires on April 30, 2015 unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

[4] Effective October 10, 2013, the underlying funds for the Lifestyle Moderate PS Series were changed from primarily actively managed funds to primarily passively managed funds. This change is expected to have the effect of reducing "Acquired Fund Fees and Expenses" from 0.72% to 0.57% and "Total Annual Fund Operating Expenses after Expense Reimbursement" from 0.85% to 0.70% for Series I, from 1.05% to 0.90% for Series II and from 0.80% to 0.65% for Series NAV.

[5] For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2012, expenses are estimated.